FINANCIAL INCOME/(EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2023
Financial Incomeexpense Net
SCHEDULE OF FINANCIAL INCOME/(EXPENSE), NET

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Interest income	15,947	1,606	13,429
Interest expense	(4,181)	(2,462)	(631)
Gains/(loss) from fair value changes of equity securities investments, net (Note 9)	59,690	(28,326)	(80,923)
Bank charges	(529)	(276)	(161)
Others	9,134	15,102	8,060
Total financial income/(expense), net	80,061	(14,356)	(60,226)